Share Purchase Warrants (Details)		12 Months Ended
	Feb. 14, 2022 $ / shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Share Purchase Warrants [Abstract]
Warrants issued with exercise price		$ 590,077	$ 1,800
Warrants convert into shares | shares		685,883	685,883
Warrant exercisable price per share | $ / shares	$ 1,297.67